Transactions with Related Parties - Fabiana Ltd. (Details) In Thousands, except Share data, unless otherwise specified			0 Months Ended									1 Months Ended					8 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 USD ($)	Dec. 31, 2018 Compensation Committee approval on 12 January 2011	Dec. 31, 2017 Compensation Committee approval on 12 January 2011	Dec. 31, 2016 Compensation Committee approval on 12 January 2011	Dec. 31, 2015 Compensation Committee approval on 12 January 2011	Dec. 31, 2014 Compensation Committee approval on 12 January 2011	Dec. 31, 2013 Compensation Committee approval on 12 January 2011	Dec. 31, 2012 Compensation Committee approval on 12 January 2011	Dec. 31, 2011 Compensation Committee approval on 12 January 2011	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 EUR (€)	Dec. 31, 2012 Compensation Committee approval on 25 January 2010	Dec. 31, 2011 Compensation Committee approval on 25 January 2010	Dec. 31, 2010 Compensation Committee approval on 25 January 2010	Aug. 20, 2013 Compensation Committee approval on 20 August 2013 USD ($)	Aug. 20, 2015 Compensation Committee approval on 20 August 2013	Aug. 20, 2014 Compensation Committee approval on 20 August 2013
Annual Remuneration			$ 4,000									$ 3,700	€ 2,700
Shares Granted			9,000,000									4,500,000	4,500,000				1,000,000
Vesting period			8 years									3 years	3 years				2 years
Vested number of shares on grant date			1,000,000									1,000,000	1,000,000				333,334
Vested in period				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000			1,500,000	1,000,000	1,000,000		333,333	333,333
Common stock par value	$ 0.01	$ 0.01										$ 0.01					$ 0.01